Other payables and accrued expense	2 Months Ended	4 Months Ended	12 Months Ended
	May 31, 2024	Aug. 31, 2024	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Other payables and accrued expense
6.	Other payables and accrued expense

2024
USD

Other payable	4,303
Accrued expense	2,000

6,303

Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Other payables and accrued expense

22.	Other payables and accruals

	2024	2023
	USD	USD

Other payables	719,711	122,270
Accruals	129,740	36,962
Deposit received	106,612	112,558

	956,063	271,790

As of financial year ended 31 March 2024, included in other payables are amount due to a shareholder amounting to USD555,695 (2023: USD Nil).

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Other payables and accrued expense
6.	Other payable
2024
USD

Other payable	4,441
Accruals	2,000

6,441